Triple-Net Lease Arrangements (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($) state	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) state	Sep. 30, 2014 USD ($)	Dec. 31, 2016 property	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Concentration Risk [Line Items]
Number of states properties are located in | state	38		38
Straight-line rent receivables, net	$ 541		$ 541			$ 766	$ 473
Allowance of straight line rent receivables	81,000		81,000			$ 58,000	$ 37,800
Straight-line rent allowances expense	$ 5,900	$ 6,600	$ 19,500	$ 15,700
Customer Concentration Risk | Senior Care Centers, LLC | Real estate investments based on gross book value
Concentration Risk [Line Items]
Percentage of revenue or gross book value (Texas accounted for more than 10% of total revenue)			19.00%
Customer Concentration Risk | Senior Care Centers, LLC | Revenue
Concentration Risk [Line Items]
Percentage of revenue or gross book value (Texas accounted for more than 10% of total revenue)	13.20%	1.50%
Customer Concentration Risk | Avamere Group, LLC | Real estate investments based on gross book value
Concentration Risk [Line Items]
Percentage of revenue or gross book value (Texas accounted for more than 10% of total revenue)			9.60%
Customer Concentration Risk | Avamere Group, LLC | Revenue
Concentration Risk [Line Items]
Percentage of revenue or gross book value (Texas accounted for more than 10% of total revenue)	10.80%	9.20%
TEXAS | Revenue
Concentration Risk [Line Items]
Number of states properties are located in | state	1		1
Minimum | TEXAS | Revenue
Concentration Risk [Line Items]
Percentage of revenue or gross book value (Texas accounted for more than 10% of total revenue)			10.00%
Skilled Nursing Facilities | Forecast
Concentration Risk [Line Items]
Number of properties with exercised purchase options | property					7